T. ROWE PRICE Mid-Cap Growth Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.7%
COMMUNICATION SERVICES  4.9%
Entertainment  2.5%
Liberty Media Corp-Liberty Formula One, Class C (1) 4,073,800 425,508
Liberty Media Corp-Liberty Live, Class C (1) 1,823,800 176,854
Live Nation Entertainment (1) 348,000 56,863
659,225
Interactive Media & Services  1.1%
Match Group  2,101,600 74,228
Reddit, Class A (1) 931,700 214,282
288,510
Media  1.3%
New York Times, Class A  4,007,900 230,053
Trade Desk, Class A (1) 2,460,164 120,573
350,626
Total Communication Services 1,298,361
CONSUMER DISCRETIONARY  16.5%
Diversified Consumer Services  1.2%
Bright Horizons Family Solutions (1) 841,300 91,340
Duolingo (1) 563,300 181,292
McGraw Hill (1) 3,139,672 39,403
312,035
Hotels, Restaurants & Leisure  10.9%
Domino's Pizza  926,300 399,893
DraftKings, Class A (1) 8,934,800 334,162
Hilton Worldwide Holdings  2,093,400 543,112
Planet Fitness, Class A (1) 3,139,400 325,870
Sportradar Group, Class A (1) 3,262,500 87,761
Texas Roadhouse  1,016,600 168,908
Viking Holdings (1) 5,975,300 371,425
Wingstop  333,600 83,960
Wyndham Hotels & Resorts  1,528,100 122,095
Yum! Brands  3,184,700 484,074
2,921,260
Household Durables  0.4%
TopBuild (1) 273,600 106,939
106,939
Specialty Retail  3.0%
Burlington Stores (1) 1,044,100 265,723

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Ross Stores  1,890,500 288,093
Ulta Beauty (1) 462,900 253,091
806,907
Textiles, Apparel & Luxury Goods  1.0%
Birkenstock Holding (1) 3,981,800 180,176
On Holding, Class A (1) 2,306,300 97,672
277,848
Total Consumer Discretionary 4,424,989
CONSUMER STAPLES  3.3%
Consumer Staples Distribution & Retail  2.6%
Casey's General Stores  442,900 250,380
Dollar Tree (1) 3,784,200 357,115
Maplebear (1) 2,738,300 100,660
708,155
Food Products  0.7%
McCormick  2,876,100 192,440
192,440
Total Consumer Staples 900,595
ENERGY  4.5%
Energy Equipment & Services  1.5%
TechnipFMC  9,984,500 393,889
393,889
Oil, Gas & Consumable Fuels  3.0%
Cheniere Energy  1,652,400 388,281
EQT  4,466,900 243,133
Expand Energy  1,671,100 177,538
808,952
Total Energy 1,202,841
FINANCIALS  8.1%
Capital Markets  4.4%
Bullish (1) 311,713 19,828
Cboe Global Markets  873,700 214,275
MarketAxess Holdings  584,000 101,762
MSCI  598,300 339,481
Raymond James Financial  1,709,500 295,060
TPG  1,643,000 94,390
Tradeweb Markets, Class A  1,070,000 118,749
1,183,545

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Financial Services  1.4%
Corpay (1) 587,300 169,178
Klarna Group (1) 864,296 31,676
Toast, Class A (1) 4,987,100 182,079
382,933
Insurance  2.3%
Assurant  1,832,000 396,811
Axis Capital Holdings  881,900 84,486
Markel Group (1) 74,000 141,441
622,738
Total Financials 2,189,216
HEALTH CARE  19.9%
Biotechnology  6.2%
Alnylam Pharmaceuticals (1) 1,025,500 467,628
Arcellx (1) 779,400 63,989
Ascendis Pharma, ADR (1) 1,015,400 201,872
Biogen (1) 498,300 69,802
BioNTech, ADR (1) 1,021,600 100,750
Caris Life Sciences (1) 839,742 25,402
Caris Life Sciences, Acquisition Date: 5/11/21, Cost $26,556 (1)
(2) 1,405,082 42,504
CRISPR Therapeutics (1) 1,123,400 72,807
Cytokinetics (1) 2,641,300 145,166
Ionis Pharmaceuticals (1) 5,354,787 350,310
Revolution Medicines (1) 1,494,900 69,812
Vaxcyte (1) 1,744,100 62,822
1,672,864
Health Care Equipment & Supplies  6.0%
Alcon  2,283,200 170,121
Align Technology (1) 1,075,200 134,636
Cooper (1) 4,664,900 319,826
Hologic (1) 8,961,500 604,812
Masimo (1) 398,600 58,813
QuidelOrtho (1) 2,389,600 70,374
Teleflex  2,144,600 262,413
1,620,995
Health Care Providers & Services  0.9%
Encompass Health  993,900 126,245
Molina Healthcare (1) 629,000 120,366
246,611

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Health Care Technology  2.1%
Veeva Systems, Class A (1) 1,853,700 552,236
552,236
Life Sciences Tools & Services  4.7%
Agilent Technologies  3,857,500 495,110
Avantor (1) 15,268,000 190,545
Bruker  2,773,400 90,108
Mettler-Toledo International (1) 328,800 403,638
West Pharmaceutical Services  333,900 87,592
1,266,993
Total Health Care 5,359,699
INDUSTRIALS & BUSINESS SERVICES  15.0%
Aerospace & Defense  2.7%
BWX Technologies  1,381,400 254,689
Firefly Aerospace (1) 399,689 11,719
StandardAero (1) 4,449,300 121,421
Textron  3,859,500 326,089
713,918
Commercial Services & Supplies  0.8%
Veralto  1,583,400 168,807
Waste Connections  237,800 41,805
210,612
Construction & Engineering  0.6%
Quanta Services  392,400 162,618
162,618
Ground Transportation  1.8%
JB Hunt Transport Services  482,300 64,710
Old Dominion Freight Line  1,573,700 221,546
XPO (1) 1,405,600 181,702
467,958
Machinery  3.5%
Esab  2,510,500 280,523
Fortive  1,810,146 88,679
IDEX  287,600 46,810
Ingersoll Rand  4,149,000 342,791
ITT  936,100 167,337
926,140
Professional Services  4.5%
Booz Allen Hamilton Holding  2,022,200 202,119
Broadridge Financial Solutions  442,300 105,342

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Equifax  800,000 205,224
Paylocity Holding (1) 1,759,246 280,195
TransUnion  3,225,300 270,216
UL Solutions, Class A  2,010,100 142,436
1,205,532
Trading Companies & Distributors  1.1%
Ferguson Enterprises  1,295,500 290,943
290,943
Total Industrials & Business Services 3,977,721
INFORMATION TECHNOLOGY  19.6%
Electronic Equipment, Instruments & Components  3.1%
Amphenol, Class A  2,713,900 335,845
Corning  2,072,400 169,999
Keysight Technologies (1) 1,584,100 277,091
Ralliant  1,362,676 59,590
842,525
IT Services  0.3%
MongoDB (1) 274,700 85,261
85,261
Semiconductors & Semiconductor Equipment  6.0%
Lattice Semiconductor (1)(3) 6,956,100 510,021
MACOM Technology Solutions Holdings (1) 1,576,900 196,308
Microchip Technology  4,487,800 288,207
Monolithic Power Systems  353,100 325,078
NXP Semiconductors  827,000 188,333
Teradyne  704,100 96,912
1,604,859
Software  9.2%
Atlassian, Class A (1) 994,540 158,828
Aurora Innovation (1) 8,136,246 43,854
CCC Intelligent Solutions Holdings (1) 27,840,300 253,625
HubSpot (1) 204,200 95,525
Manhattan Associates (1) 907,600 186,040
Monday.com (1) 527,100 102,094
Netskope, Class A (1) 1,477,611 33,586
Onestream (1) 2,736,700 50,437
PTC (1) 2,982,700 605,548
Tyler Technologies (1) 872,200 456,300
Zoom Communications (1) 2,060,700 170,008
Zscaler (1) 1,071,400 321,056
2,476,901

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Technology Hardware, Storage & Peripherals  1.0%
Pure Storage, Class A (1) 3,137,200 262,929
262,929
Total Information Technology 5,272,475
MATERIALS  3.2%
Construction Materials  1.2%
Martin Marietta Materials  498,300 314,069
314,069
Containers & Packaging  2.0%
Avery Dennison  1,564,600 253,731
Ball  3,251,400 163,935
Sealed Air  3,637,700 128,593
546,259
Total Materials 860,328
REAL ESTATE  0.5%
Real Estate Management & Development  0.5%
CoStar Group (1) 1,637,200 138,131
Total Real Estate 138,131
Total Miscellaneous Common Stocks  1.2% (4) 335,893
Total Common Stocks (Cost $18,007,399) 25,960,249
CONVERTIBLE PREFERRED STOCKS  0.5%
INFORMATION TECHNOLOGY  0.3%
Software  0.3%
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $18,583 (1)(2)(5) 252,883 37,933
Databricks, Series I, Acquisition Date: 9/14/23, Cost $7,088 (1)
(2)(5) 96,442 14,466
Databricks, Series J, Acquisition Date: 12/17/24,
Cost $16,136 (1)(2)(5) 174,443 26,166
Nuro, Series D, Acquisition Date: 10/29/21, Cost $17,506 (1)
(2)(5) 839,788 10,884
Total Information Technology 89,449
MATERIALS  0.2%
Chemicals  0.2%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $19,360 (1)(2)(5) 408,411 19,224

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $38,032 (1)
(2)(5) 921,478 16,789
Total Materials 36,013
Total Convertible Preferred Stocks (Cost $116,705) 125,462
SHORT-TERM INVESTMENTS  3.0%
Money Market Funds  3.0%
T. Rowe Price Treasury Reserve Fund, 4.17% (3)(6) 797,843,987 797,844
Total Short-Term Investments (Cost $797,844) 797,844
Total Investments in Securities  100.2%
(Cost $18,921,948) $ 26,883,555
Other Assets Less Liabilities (0.2)% (45,801)
Net Assets 100.0% $ 26,837,754
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $167,966 and represents 0.6% of net assets.
(3) Affiliated Companies
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Level 3 in fair value hierarchy.
(6) Seven-day yield
ADR American Depositary Receipts

T. ROWE PRICE Mid-Cap Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Lattice Semiconductor  $ 7,624 $ 126,990 $ —
Teleflex  (92,101) (78,106) —
T. Rowe Price Treasury Reserve Fund, 4.17% — — 27,945
Affiliates not held at period end (66,437) 32,110 —
Totals $ (150,914)# $ 80,994 $ 27,945+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
Enovis  $ 131,640 $ — $ 163,750 $ —
Lattice Sem iconductor  445,796 25,997 88,762 510,021
Teleflex  532,142 — 191,623 *
T. Rowe Price Treasury
Reserve Fund, 4.17% 685,236  ¤  ¤ 797,844
Total $ 1,307,865^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $27,945 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,143,616.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Mid-Cap Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Mid-Cap Growth Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Mid-Cap Growth Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Mid-Cap Growth Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Mid-Cap Growth Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F64-054Q3 09/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 25,917,745 $ 42,504 $ — $ 25,960,249
Convertible Preferred Stocks — — 125,462 125,462
Short-Term Investments 797,844 — — 797,844
Total $ 26,715,589 $ 42,504 $ 125,462 $ 26,883,555